16. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of income tax benefit
	Years Ended December 31,
	2018	2017
Expected federal income tax benefit at statutory rate	407,997	458,525
State taxes	38,324	31,628
Change in valuation allowance	(446,321)	(490,153)
Income tax benefit	$–	$–

Schedule of deferred tax assets
	December 31,
	2018	2017
Deferred tax asset	1,838,816	1,392,495
Valuation allowance	(1,838,816)	(1,392,495)
Deferred tax assets, net of allowance	$–	$–